                            Prospectus Dated April 9, 1998

                          PAX WORLD MONEY MARKET FUND, INC.

                              INDIVIDUAL INVESTOR CLASS

                                   600 FIFTH AVENUE
                                 NEW YORK, N.Y. 10020
                                    (212) 830-5220

       The Pax World Money Market Fund, Inc. (the "Fund") is designed to meet the short-term investment needs of institutional investors ("Institutional Investors"), individual investors and investors utilizing the Fund as a sweep vehicle ("Sweep Investors") in connection with an account with a broker-dealer that has entered into an agreement with the Fund's distributor, Reich & Tang Distributors, Inc. (the "Distributor"). There are no sales loads, exchange or redemption fees associated with the Fund.

       The Fund offers three classes of shares. This Prospectus offers the Individual Investor Class shares for individual investors. The Individual Investor Class shares of the Fund are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class shareholders for which they receive compensation from the Advisor, the Sub-Advisor or the Distributor. See "Description of Shares."

       The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity and to maintain a stable net asset value of $1 per share. There can be no assurance that these objectives will be achieved. The Fund seeks to achieve these objectives by investing in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by certain agencies or instrumentalities of the United States Government, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

       Consistent with the other members of the Pax World Fund Family, the Fund seeks to achieve its objective by investing in issuers that produce life supportive goods and services and that are not to any degree engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products. See "Introduction" on page 5.

                                                        (CONTINUED ON NEXT PAGE)
--------------------------------------------------------------------------------
               THESE SECURITIES HAVE NOT BEEN APPROVED OR
               DISAPPROVED BY THE SECURITIES AND EXCHANGE
               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
               HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
               STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
               REPRESENTATION TO THE CONTRARY IS A CRIMINAL
               OFFENSE.
--------------------------------------------------------------------------------

       This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing in Individual Investor Class shares of the Fund. Additional information about the Fund, including additional information concerning risk factors relating to an investment in the Fund, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing the Fund at the above address. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the Securities and Exchange Commission. THIS PROSPECTUS SHOULD BE READ AND RETAINED BY INVESTORS FOR FUTURE REFERENCE.

       Pax World Management Corp., 222 State Street, Portsmouth, New Hampshire 03801-3853 (the "Advisor") is the advisor to the Fund. Reich & Tang Asset Management, L.P. acts as Sub-Advisor of the Fund and Reich & Tang Distributors, Inc. acts as Distributor of the Fund's shares. Pax World Management Corp. and Reich & Tang Asset Management L.P. are each registered investment advisers. Reich & Tang Distributors, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Pax World Management Corp. is responsible for determining whether contemplated investments satisfy the social responsibility criteria applied to the Fund. Reich & Tang Asset Management L.P. performs the day to day portfolio management of the Fund utilizing the securities of issuers approved by the Advisor.

       AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE FUND SEEKS TO MAINTAIN AN INVESTMENT PORTFOLIO WITH A DOLLAR-WEIGHTED AVERAGE MATURITY OF 90 DAYS OR LESS, AND TO VALUE ITS INVESTMENT PORTFOLIO AT AMORTIZED COST AND MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. THERE CAN BE NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED OR THAT THE FUND'S STABLE NET ASSET VALUE OF $1.00 PER SHARE CAN BE MAINTAINED.

       SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                  TABLE OF CONTENTS



                                                                        Page

     TABLE OF FEES AND EXPENSES. . . . . . . . . . . . . . . . . . . .    4
     INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . . . . .    5
     INVESTMENT OBJECTIVES, POLICIES AND RISKS . . . . . . . . . . . .    6
     RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION. . . . . . . .   10
     INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . .   12
     MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . . . . . .   13
     DESCRIPTION OF COMMON STOCK . . . . . . . . . . . . . . . . . . .   15
     HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . .   16
     DIRECT PURCHASE AND REDEMPTION PROCEDURES . . . . . . . . . . . .   17
       Initial Purchases of Shares . . . . . . . . . . . . . . . . . .   17
     AUTOMATIC INVESTMENT PROGRAM. . . . . . . . . . . . . . . . . . .   18
       Subsequent Purchases of Shares. . . . . . . . . . . . . . . . .   18
       Redemption of Shares. . . . . . . . . . . . . . . . . . . . . .   19
       Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . .   21
       Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . .   21
     INDIVIDUAL RETIREMENT ACCOUNTS. . . . . . . . . . . . . . . . . .   22
     DISTRIBUTION AND SERVICE PLAN . . . . . . . . . . . . . . . . . .   23
     DIVIDENDS, DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . .   24
     NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . .   25
     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . .   26
       Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . .   26
     CUSTODIAN AND TRANSFER AGENT. . . . . . . . . . . . . . . . . . .   26

                              TABLE OF FEES AND EXPENSES

ESTIMATED ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                           THE PAX WORLD MONEY MARKET FUND

                              INDIVIDUAL INVESTOR CLASS

Management Fees. . . . . . . . . . . . . . . . . . . . . . . . .       .15%

12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%

Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . .       .20%

     Administration Fees . . . . . . . . . . . . . . . . . . . .       .10%
                                                                       ----

Total Fund Operating Expenses. . . . . . . . . . . . . . . . . .       .60%
                                                                       ----
                                                                       ----

                           THE PAX WORLD MONEY MARKET FUND

                              INDIVIDUAL INVESTOR CLASS

--------------------------------------------------------------------------------
Example                                   1 Year          3 Years
--------------------------------------------------------------------------------
You would pay the following
expenses on a $1,000 investment,
assuming 5% annual return and
redemption at the end of each time
period: . . . . . . . . . . . . . .          $6             $19
--------------------------------------------------------------------------------

       The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Advisor and/or Sub-Advisor at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and voluntarily reimburse the Fund's other operating expenses. The Distributor at its discretion may voluntarily waive all or a portion of the 12b-1 Fee. The expenses shown are at the levels anticipated for the current year. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein.

       THE FIGURES REFLECTED IN THIS EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

INTRODUCTION

       Pax World Money Market Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company offering investors a managed portfolio of money market instruments, together with a high degree of liquidity. The Individual Investor Class shares of the Fund are designed to meet the short-term investment needs of individual investors. The net asset value of each Fund share is expected to remain constant at $1.00, although this cannot be assured.

       The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There is no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be changed without shareholder approval.

       The Fund endeavors, consistent with its investment objective, to make a contribution to world peace through investment in companies producing life-supportive goods and services. The policy of the Fund is to invest in securities of companies whose business is essentially directed toward non-military and life-supportive activities. For example, the Fund seeks to invest in such industries as health care, education, housing, food, retailing, pollution control and leisure time among others.

       The policy of the Fund is to exclude from its portfolio securities of
(i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.

       The Fund attempts to achieve its objective through investment in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by certain agencies or instrumentalities of the United States Government, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. There can be no assurance that this value will be maintained.

       The Fund's investment advisor is Pax World Management Corp. (the "Advisor"), which is a registered investment advisor and which currently acts as manager or advisor to two other open-end management investment companies, the Pax World Fund, Incorporated (the "Pax World Fund") and the Pax World Growth Fund, Inc. (the "Pax World Growth Fund"). The Fund's Sub-Advisor is Reich & Tang Asset Management L.P. (the "Sub-Advisor"), which is a registered investment advisor and which currently acts as manager or administrator to seventeen other open-end management investment companies. (See "Management of the Fund" herein.) The Fund's shares are distributed through Reich & Tang Distributors, Inc. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and Shareholder Servicing Agreement (with respect to Individual Investor Class and Broker Service Class shares of the Fund only) pursuant to the Fund's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.)

       On any day on which the New York Stock Exchange is open for trading ("Fund Business Day"), investors may, without charge by the Fund, initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "How to Purchase and

Redeem Shares" and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day. The Fund pays interest dividends monthly on the last calendar day of the month or, if the last calendar day of the month is not a Fund Business Day, on the preceding Fund Business Day.

       Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the same class of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)

       The Fund may from time to time advertise its current yield and effective yield for the Fund (computed separately for each Class of shares). The Fund's current yield is calculated by dividing its average daily net income per share of the Fund (excluding realized gains or losses) for a recent seven-day period by its constant net asset value per share of $1.00 and annualizing the result on a 365-day basis. The Fund's effective yield is calculated by increasing its current yield according to a formula that takes into account the compounding effect of the reinvestment of dividends. Performance for each Class of shares may vary due to variations in expenses of each Class of shares. Any fees charged by a Participating Organization directly to a customer's account will not be included in yield calculations. See "How to Purchase and Redeem Shares - Investments through Participating Organizations."

       An investment in the Fund entails certain risks, including risks associated with the purchase of when-issued securities, repurchase agreements and with privately placed securities, as well as certain risks associated with the purchase of foreign issues. Risk factors for the Fund are further described under "Risk Factors and Additional Investment Information" herein.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

SOCIAL CRITERIA OF FUND

       The policy of the Fund is to seek investments in issuers that are not to any degree engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.

       In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the issuers whose securities are included in the Fund. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund. The Advisor, Pax World Management Corp., is responsible for such supervision and screening of the securities included in the Fund.

       If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.

       The Fund's investment objective is a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. Investment policies that are not fundamental may be modified by the Board of Directors.

PERMITTED INVESTMENTS:

       UNITED STATES GOVERNMENT SECURITIES: short-term obligations issued or guaranteed by agencies or instrumentalities of the United States Government the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund. These include issues of agencies and instrumentalities established under the authority of an act of Congress. These securities are not supported by the full faith and credit of the United States Treasury, some are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Although obligations of federal agencies and instrumentalities are not debts of the United States Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the United States Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

       DOMESTIC AND FOREIGN BANK OBLIGATIONS: certificates of deposit, time deposits, commercial paper, bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks and corporate instruments supported by bank letters of credit. See "Risk Factors and Additional
Investment Information" herein.   Certificates of deposit are certificates
representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits and certificates of deposit which may be held by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar-denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets and which are considered by the Fund's Board of Directors to be First Tier Eligible Securities (as defined below) at the time of acquisition. The Fund generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions and the Fund may invest in bank instruments issued by institutions which the Fund's Board of Directors believes present minimal credit risks.

       U.S. DOLLAR-DENOMINATED OBLIGATIONS ISSUED BY FOREIGN BRANCHES OF DOMESTIC BANKS OR FOREIGN BRANCHES OF FOREIGN BANKS ("EURODOLLAR" OBLIGATIONS) AND DOMESTIC BRANCHES OF FOREIGN BANKS ("YANKEE DOLLAR" OBLIGATIONS).: The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

       Eurodollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

       Since the Fund may contain securities issued by foreign agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of the United States and domestic issuers, although such obligations may be higher yielding when compared to the securities of the United States and domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

       Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer and non-United States issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

       Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to the issuer, whether from currency blockage or otherwise.

       Furthermore, some of these securities may be subject to stamp or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. The Advisor and Sub-Advisor will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Fund will reduce its net income available for distribution to shareholders. The Advisor and Sub-Advisor will consider available yields, net of any required taxes, in selecting foreign securities.

       VARIABLE AMOUNT MASTER DEMAND NOTES: unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

       COMMERCIAL PAPER AND CERTAIN DEBT OBLIGATIONS: commercial paper or short-term debt obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are First Tier Eligible Securities (as defined below) at the time of acquisition, so that the Fund is able to employ the amortized cost method of valuation. Commercial paper generally consists of short-term unsecured promissory notes issued by corporations, banks or other borrowers.

       The Fund may only purchase securities that have been determined by the Fund's Board of Directors to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition. The term First Tier Eligible Securities means (i) securities that have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") or in such category by the only NRSRO that has rated the securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) securities that have remaining maturities of 397 days or less but that at the time of issuance were long-term securities and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest short-term rating category; and
(iii) unrated securities determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities or participation certificates. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by Moody's for debt securities are "Aaa" and "Aa" or by S&P are "AAA" and "AA". The highest rating for domestic and foreign commercial paper is "Prime-1" by Moody's or "A-1" by S&P and "SP-1/AA" by S&P or "VMIG-1" and "VMIG-2" by Moody's in the case of variable and floating rate demand notes. (See "Description of Ratings" in the Statement of Additional Information.)

       Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced so that it ceases to be a First Tier Eligible Security. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor and Sub-Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's and Sub-Advisor's actions.

       In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of the Fund. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

       The Fund may enter into repurchase agreements providing for resale in 397 days or less covering any of the foregoing securities which may have maturities in excess of 397 days, provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

       The Fund may purchase securities on a when-issued or delayed delivery basis. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Advisor and the Sub-Advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

       Money Market Obligations are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Instruments with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

       If the Fund enters into a delayed delivery agreement or purchases a when-issued security, it will direct Investors Fiduciary Trust Company, the Fund's custodian (the "Custodian") to place cash or other high grade securities (including Money Market Obligations) in a separate account of the Fund in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a separate account, they will not be available for new investment or to meet redemptions.
Investment in securities on a when-issued basis and use of delayed agreements may increase the Fund's exposure to market fluctuation; or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks.

       No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Fund's net assets would become so committed. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

REPURCHASE AGREEMENTS

       When the Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found to meet the investment criteria of the Fund. Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for Fund securities and will be held by the Fund's custodian or in the Federal Reserve Book Entry System. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the
Fund's realization upon the collateral may be delayed or limited.   The Fund may
invest no more than 10% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days. See "Investment Restrictions" herein. The Fund may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis.

       Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and (i) are recorded in the name of the Fund with the Federal Reserve Book Entry System or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

PRIVATELY PLACED SECURITIES

       The Fund may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable and are therefore considered illiquid securities. The price the Fund pays for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities purchased by the Fund will reflect any limitations on their liquidity.

       The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, the Fund will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Directors may adopt guidelines and delegate to the Advisor or Sub-Advisor the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Directors, however, will retain sufficient oversight and be ultimately responsible for these determinations.

       Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

INVESTMENT RESTRICTIONS

       The Fund operates under the following investment restrictions which, together with the investment objective of the Fund, may not be changed without shareholder approval and which apply to the Fund.

The Fund may not:
- invest more than 5% of the total market value of the Fund's assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

- invest more than 25% of the value of the Fund's total assets in securities of companies in the same industry (excluding United States government securities and certificates of deposit and bankers' acceptances of domestic banks) if the purchase would cause more than 25% of the value of the Fund's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents);

- acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such illiquid securities;

- invest more than 5% of the Fund's assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Fund in the event of default on payment of principal and interest on the underlying security, then the Fund may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Fund's assets, where the puts offer the Fund such default protection;

- make loans, except that the Fund may purchase for the Fund the debt securities described above under "Investment Objectives, Policies and Risks" and may enter into repurchase agreements as therein described;

- borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Fund with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore the Fund will not make additional investments when borrowings exceed 5% of the Fund's net assets; and

- pledge, mortgage, assign or encumber any of the Fund's assets except to the extent necessary to secure a borrowing permitted by clause (d) made with respect to the Fund.

MANAGEMENT OF THE FUND

MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS

       The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed Pax World Management Corp., 222 State Street, Portsmouth, New Hampshire 03801 (the "Advisor"), to act as investment advisor to the Fund. The Advisor was incorporated in 1970 under the laws of the State of Delaware and is a registered investment advisor, under the 1940 Act. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Advisor (the "Advisory Agreement"), the Advisor, subject to the supervision of the Board of Directors of the Fund, is responsible for determining whether contemplated investments satisfy the social responsibility criteria applied to the Fund and for overseeing the performance of the Sub-Advisor. Under the Advisory Agreement the Fund will pay the Advisor an annual advisory fee of .15% of the Fund's average daily net assets. As of December 31, 1997, the Advisor had over $600,000,000 in assets under management by virtue of serving as the Advisor to the Pax World Fund, and the Pax World Growth Fund.
The Advisor has no clients other than the Fund, the Pax World Fund and the Pax
World Growth Fund.   Reich & Tang Asset Management L.P. will serve as the Sub-
Advisor of the Fund under a Sub-Advisory Agreement entered into between the Advisor and the Sub-Advisor (the "Sub-Advisory Agreement"). The Advisor and Sub-Advisor provide persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be officers of the Advisor, Reich & Tang Asset Management, Inc., the sole general partner of the Sub-Advisor or employees of the Sub-Advisor or its affiliates. Due to the services performed by the Advisor and Sub-Advisor, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each Director and principal officer of the Fund.

       The Sub-Advisor is a Delaware limited partnership and a registered investment advisor, under the 1940 Act, with its principal office at 600 Fifth Avenue, New York, New York 10020. The Sub-Advisor, as of February 28, 1998, was investment manager, advisor or supervisor with respect to assets aggregating approximately $11.28 billion. The Sub-Advisor acts as manager or administrator of seventeen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

       Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Sub-Advisor replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Sub-Advisor, due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Sub-Advisor.

       Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Sub-Advisor. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.

       Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Sub-Advisor. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.

       MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

       Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., New England Investment Associates, Inc., Reich & Tang Capital Management, Reich & Tang Funds, Vaughan-Nelson, Scarborough & McConnell, Inc., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.

       The recent name change did not result in a change in control of the Sub-advisor and has no impact upon the Sub-Advisor performance of its responsibilities and obligations.

       On January 30, 1998 the Board of Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Fund, the Advisor or the Sub-Advisor, approved an Investment Advisory Agreement with Pax World Management Corp. and a Sub-Advisory Agreement with Reich & Tang Asset Management L.P. each effective April 1, 1998 which have terms which extend to January 31, 2000 and may be continued in force thereafter for successive twelve-month periods beginning each February 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by a majority of the Directors who are not parties to the Investment Advisory Agreement and Sub-Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter. The Investment Advisory Agreement and Sub-Advisory Agreement were approved by the sole shareholder of the Fund on March 18, 1998.

       Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund and the determination of the Advisor that the contemplated investments satisfy the social responsibility criteria applied to the Fund. Under the Sub-Advisory Agreement the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee. The management fees are accrued daily and paid monthly. The Sub-Advisor, at its discretion, may voluntarily waive all or a portion of the Management Fee.

       Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other administrative services as the Fund may from time to time request of the Sub-Advisor. The personnel rendering such services may be employees of the Sub-Advisor or its affiliates. The Fund reimburses the Sub-Advisor for all of the Fund's operating costs including rent, depreciation of equipment and facilities, interest and amortization of loans financing equipment used by the Fund and all the expenses incurred to conduct the Fund's affairs. The amount of such reimbursement must be agreed upon between the Fund and the Sub-Advisor. The Sub-Advisor, at its discretion, may voluntarily waive all or a portion of the administrative services fee and the operating expense reimbursement. For its services under the Administrative Services Agreement, the Sub-Advisor receives an annual fee of
 .10% of the Fund's average daily net assets.

       Any portion of the total fees received by the Advisor and Sub-Advisor and their past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) The fees are accrued daily and paid monthly.

       In addition, Reich & Tang Distributors, Inc., the Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the Individual Investor Class shares (the "Shareholder Servicing Fee") of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to the three Classes of shares of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

DESCRIPTION OF COMMON STOCK

       The authorized capital stock of the Fund, which was incorporated on November 26, 1997 in Maryland, consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. Except as noted below, each share has equal dividend, distribution, liquidation and voting rights within the Fund and a fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Generally, shares will be voted in the aggregate except if voting by Fund Class is required by law or the matter involved affects only one Fund Class, in which case shares will be voted separately by Fund Class. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholder. On March 18, 1998, the Advisor purchased $100,000 of the Fund's shares at an initial subscription price of $1.00 per share.

       The Fund is subdivided into three classes of shares of beneficial interest. Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) each Class of shares will have different class designations; (ii) only the Individual Investor Class and Broker Service Class shares will be assessed a Shareholder Servicing Fee of .25% of the average daily net assets of the Individual Investor Class and Broker Service Class shares of the Fund pursuant to the Rule 12b-1 Distribution and

Service Plan of the Fund; (iii) only the holders of the Individual Investor Class and Broker Service Class shares will be entitled to vote on matters pertaining to the Plan and any related agreements applicable to that class in accordance with provisions of Rule 12b-1; (iv) only the Broker Service Class shares will be assessed an additional sub-transfer agent accounting fee of .20% of the average daily net assets of the Broker Service Class shares of the Fund; and (v) the exchange privilege will permit shareholders to exchange their shares only for shares of a fund that participates in an Exchange Privilege Program with the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

       Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-laws provide the holders of a majority of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

HOW TO PURCHASE AND REDEEM SHARES

       The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund Individual Investor Class shares are effected through the Fund's Individual Investor Class transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly. With respect to the Individual Investor Class of shares, the minimum initial investment is $250. (See "Direct Purchase and Redemption Procedures" herein.) The minimum amount for subsequent investments is $50 for all shareholders.

       In order to maximize earnings, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

       Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. Funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any purchase order for its shares.

       Shares are issued as of 12:00 noon, New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 12:00 noon, New York City time. Orders accompanied by Federal Funds and received after 12:00 noon, New York City time on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.

       There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

       The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

       Redemption requests received by the Fund's Individual Investor Class transfer agent before 12:00 noon, New York City time, on any day on which the New York Stock Exchange, Inc. is open for trading become effective at 12:00 noon that day. A redemption request received after 12:00 noon on any day on which the New York Stock Exchange, Inc. is open for trading becomes effective on the next Fund Business Day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.

       The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $250. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $50 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.
     The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.

DIRECT PURCHASE AND REDEMPTION PROCEDURES

       The following purchase and redemption procedures apply to investors who wish to invest in Individual Investor Class shares of the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at 800-767-1729 (toll free).

       All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Fund). Certificates for Fund shares will not be issued to an investor.

INITIAL PURCHASE OF SHARES

MAIL

       Prospective shareholders may purchase Individual Investor Class shares of the Fund by sending a check made payable to the Fund along with a completed subscription order form to the transfer agent for the Individual Investor Class at:

       Pax World Money Market Fund, Inc.
       c/o Pax World Fund Family
       P.O. Box 8930
       Wilmington, Delaware 19899-8930

       Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

BANK WIRE

       Shareholders may purchase Individual Investor Class shares of the Fund (other than initial purchases) by wire transfer. To do so, investors must telephone the transfer agent for the Individual Investor Class at 800-767-1729 (toll free) and then instruct a member commercial bank to wire money immediately to:

       PNC Bank, Philadelphia, PA
       ABA #031-0000-53
       For Pax World Money Market Fund Inc.
       Account # 85-5100-7715
       Fund Account # _______________________
       Account of (Investor's Name) _________

       An investor planning to wire funds should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12:00 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

PERSONAL DELIVERY

       Deliver a check made payable to "Pax World Money Market Fund, Inc." along with a completed subscription order form to:

       Pax World Fund Family
       c/o PFPC, Inc.
       400 Bellevue Parkway
       Wilmington, Delaware 19809

AUTOMATIC INVESTMENT PROGRAM

       You may elect to establish telephone purchase privileges or an Automatic Investment where shares can be bought monthly or quarterly. Automatic Investments are made on the 20th day of the month by electronically debiting your checking or savings account and transferring the funds into your Pax World Money Market account. The minimum investment for both programs is $50. Each of these options appear on the application form. Once the account is opened, you can call the fund at 800-767-1729 for a form to add these options to an existing account.

       You may purchase shares of the Fund (minimum of $50) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's military or other payments from the federal government, automatically deposited into your Fund account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.

SUBSEQUENT PURCHASES OF SHARES

       There is a $50 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

       Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above, or by mailing a check to the Fund's Individual Investor Class transfer agent at:

       Pax World Money Market Fund Inc.
       c/o PFPC, Inc.
       P.O. Box 8930
       Wilmington, Delaware  19899-8930

REDEMPTION OF SHARES

       A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Fund following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 12:00 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12:00 noon, New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

       A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. An Individual Investor Class shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to change the redemption option will require a signature guaranteed letter.
When a signature guarantee is called for, the Individual Investor Class shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

WRITTEN REQUESTS

       Individual Investor Class shareholders may make a redemption in any amount by sending a written request to:

       Pax World Money Market Fund, Inc.
       c/o Pax World Fund Family
       P.O. Box 8930
       Wilmington, Delaware 19899-8930

       All written requests for redemption over $10,000 must be signed by the shareholder with signature guaranteed unless the Shareholder Redemption Option has been filed with the transfer agent. Normally the redemption proceeds are paid by check mailed to the shareholder of record.

       Shareholder Redemption Option - Shareholders may request a redemption of up to $10,000 without a signature guarantee. The request must be in writing and must be signed by all registered owners. For amounts of over $10,000, shareholders may file a Shareholder Redemption Option form to waive the signature guarantee requirement for written redemptions. The check must be made payable to all owners on the account and will only be sent to a pre-authorized bank account or to the address of record, and that address cannot have been changed within the last 30 days. To request a Shareholder Redemption Option Form, call the Fund at 800-767-1729.

CHECK WRITING PRIVILEGES

       By making the appropriate election on the subscription order form, an Individual Class shareholder may request a supply of checks which may be used to effect redemptions from any one or more of the Classes of shares of the Fund in which the shareholder is invested. The checks will be issued in the shareholder's name and the shareholder will receive a separate supply of checks for each Class of shares of the Fund for which checks are requested. Checks may be drawn in any amount of $250 or more for Individual Investor Class shareholders and may be used like an ordinary commercial bank check except that they may not be certified. The checks are drawn on a special account maintained by the Fund with the agent bank. When a check is presented to the Fund's agent bank, it instructs the transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The canceled check is usually returned to the shareholder. The use of a check to make a withdrawal enables the shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Fund shares purchased by check may not be redeemed by check until the check has cleared, which could take up to 15 days following the date of purchase.

       There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interest of the Fund and its shareholders.

       Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

TELEPHONE

       Telephone Redemptions have a cap of $10,000, and can be done no more than once every 30 days. Any one shareholder or a pre-authorized representative can call for a telephone redemption.

       The Fund accepts telephone requests for redemption from Individual Investor Class shareholders who elect this option. The proceeds of a telephone redemption will be sent to the Individual Investor Class shareholder at his or her address or to his or her bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization.

Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any one shareholder listed in the registration, or any pre-authorized. The Fund does not require a minimum wire amount, however, there is a $10 fee for all outgoing wires. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that Individual Investor Class shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to Individual Investor Class shareholders.

       A shareholder of Individual Investor Class shares making a telephone withdrawal should call PFPC, Inc. at 800-372-7827 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his or her account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. This privilege only allows the check to be made payable to the owner(s) of the account and may only be sent to the address of record, or to a pre-authorized bank account. The request cannot be honored if an address change has been made for the account within 30 days of the telephone redemption request. If there are multiple account owners, PFPC, Inc. may rely on the instructions of only one owner. This account option is not available for retirement account shares or shares represented by a certificate. PFPC, Inc. may record all calls.

SYSTEMATIC WITHDRAWAL PLAN

       Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount automatically. Systematic withdrawals may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The withdrawal payments of the specified amount are made by the Fund on the 25th day of the month. Whenever such 25th day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the 25th day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

       The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating in a letter accompanying the subscription order form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent.

EXCHANGE PRIVILEGE

       Individual Investor Class shareholders of the Fund are entitled to exchange some or all of their shares in the Fund for shares of the Pax World Fund, Inc. or the Pax World Growth Fund, Inc. If only one class of shares is available in a particular fund, the shareholder of the Fund is entitled to exchange his or her shares for the shares available in that fund.

       An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes.

       There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $50, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made.

       The exchange privilege provides Individual Investor Class shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made. Prospectuses may be obtained by contacting the Distributor at the address or telephone number set forth on the cover page of this Prospectus.

       Instructions for exchanges may be made by sending a signature guaranteed written request to:

       Pax World Fund Family
       c/o PFPC, Inc.
       P.O. Box 8930
       Wilmington, Delaware 19899-8930

       or, for shareholders who have elected that option, by telephone. The signature guarantee must be by a recognized medallion program as described under "Redemption of Shares" herein. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

INDIVIDUAL RETIREMENT ACCOUNTS

       The Fund has available a form of individual retirement account ("IRA") for investment in shares of the Fund's Individual Investor Class shares only. Individuals earning compensation generally may make IRA contributions of up to the lesser of their compensation or $2,000 annually. However, the deductibility of an individual's IRA contribution may be reduced or eliminated if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan. Thus, in the case of an active participant, the deduction will be reduced proportionately if adjusted gross income is within a phase out range and will not be available if adjusted gross income is above the phase out range. For 1998, the phase out range is $30,000 to $40,000 for single individuals and $50,000 to $60,000 for married couples filing a joint return, with annual increases thereafter. An individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant. In addition, an individual with a non-working spouse may establish a separate IRA for the spouse and annually contribute a total of up to $4,000 to the two IRAs, provided that no more than $2,000 may be contributed to the IRA of either spouse. However, the deduction for an individual, who is not an active participant in an employer sponsored retirement plan but whose spouse is, is phased out at adjusted gross income between $150,000 and $160,000. The minimum investment required to open an IRA is $250.

       Withdrawals from an IRA, other than that portion, if any, of the withdrawal considered to be a return of the investor's non-deductible IRA contribution, are taxed as ordinary income when received. Such withdrawals may be made without penalty after the participant reaches age 59 1/2, and must commence shortly after age 70 1/2. Except for withdrawals to pay for certain qualified higher education expense and first time home buyer expense, withdrawals before age 59 1/2 or the failure to commence withdrawals on a timely basis after age 70 1/2 may involve the payment of certain penalties.

       The Fund also makes available Education IRA's and Roth IRA's. Education IRA's permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. The $500 annual contribution limit is phased out for single individuals with modified adjusted gross income between $90,000 and $110,000 and for married couples filing a joint return with modified adjusted gross income between $150,000 and $160,000. Above the phase out ranges no contribution is allowed. Distributions from an Education IRA are generally excluded from income when used for qualified higher education expenses.

       An individual may make an annual contribution of up to $2,000 to a Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not deductible. However, distributions are generally excluded from income provided they occur at least five years after the first contribution to the IRA and are either after the individual reaches age 59 1/2, because of death or disability, or for first time home buyer's expenses. The maximum annual contribution to a Roth IRA is just like any other IRA, the lesser of the individual's compensation or $2,000. However, the maximum annual contribution to a Roth IRA is reduced by contributions to any other IRA and is phased out for single individuals with adjusted gross income between $95,000 and $110,000 and for married couples filing a joint return with adjusted gross income between $150,000 and $160,000. The requirement that distributions from an IRA must commence at age 70 1/2 does not apply to a Roth IRA.

       Fund Individual Investor Class shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

       An investor should contact the Fund to obtain further information concerning a Fund IRA and required disclosure statement. An investor should consult their tax advisor as well, particularly in view of changes in the tax law.

DISTRIBUTION AND SERVICE PLAN

       Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. Effective April 1, 1998, the Fund's Board of Directors adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement.

       Reich & Tang Asset Management, Inc. serves as the sole general partner for Reich & Tang Asset Management L.P. and is the sole shareholder of the Distributor.

       Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

       Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Individual Investor Class shares, a service fee equal to
 .25% per annum of the Individual Investor Class shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly.

       The Plan and the Shareholder Servicing Agreement for the Individual Investor Class provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor in carrying out its obligations under the Shareholder Servicing Agreement with respect to Individual Investor Class shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

       The Plan provides that the Advisor and Sub-Advisor may make payments from time to time from their own resources, which may include the advisory fee, the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to defray the cost of, and to compensate certain others, for providing assistance in distributing the shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Individual Investor Class and Broker Service Class shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor, Sub-Advisor or Distributor for any fiscal year under either the Advisory Agreement or the Sub-Advisory Agreement, the Administrative Services Contract or the Shareholder Servicing Agreement in effect for that year.

       The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Sub-Advisor based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

       Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same Class having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

       While it is intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, the Fund's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

       The Individual Investor Class and Broker Service Class shares will bear the Shareholder Servicing Fee under the Plan. As a result, the net income of and the dividends payable to the Individual Investor Class and Broker Service Class shares will be lower than the net income of and dividends payable to the Institutional Class shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Shareholder Servicing Fee payable under the Plan, will be determined in the same manner and paid in the same amounts.

       The Fund intends to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, the Fund must meet certain complex tests concerning its investments and distributions. For each year the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income but will not be eligible, in the case of corporate shareholders, for the dividend-received deduction.

       The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholder who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his or her application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

NET ASSET VALUE

       The Fund determines the net asset value of the shares of the Fund (computed separately for each Class of shares) as of 12:00 noon, New York City time, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the Fund's custodian is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "Purchase and Redemption of Shares" and "Other Purchase and Redemption Procedures" herein.)

       In order to maintain a stable net asset value per share for each Class of $1.00, the Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated to prevent any material dilutive effect on investors. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. There is no assurance that the Fund will maintain a stable net asset value per share of $1.00.

GENERAL INFORMATION

       The Fund was incorporated under the laws of the State of Maryland on November 26, 1997 and it is registered with the Securities and Exchange Commission as a diversified, open-end management investment company.

       The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

       As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

       For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission and copies thereof may be obtained upon payment of certain duplicating fees.

YEAR 2000

       As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Sub-Advisor is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Sub-Advisor does not expect that the Fund will incur significant operating expenses or be required to incur materials costs to be year 2000 compliant. Although the Sub-Advisor does not anticipate that the year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund.

CUSTODIAN AND TRANSFER AGENTS

       Investors Fiduciary Trust Company, 801 Pennsylvania Street, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 is the transfer agent and dividend agent for Individual Investor Class shares of the Fund. The Fund's custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


PAX WORLD MONEY MARKET - INDIVIDUAL INVESTOR CLASS                                                       PLEASE MAIL TO PAX WORLD
DO NOT USE THIS APPLICATION TO OPEN AN IRA OR OTHER RETIREMENT ACCOUNT.                                  FUND FAMILY, P.O. BOX 8930,
PLEASE CALL 1-800-767-1789 IF YOU NEED A RETIREMENT APPLICATION.                                         WILMINGTON, DE 19899-8930.

------------------------------------------------------------------------------------------------------------------------------------
 1  TYPE OF ACCOUNT (CHECK ONE)

/ / INDIVIDUAL                  / / JOINT TENANTS               / / GIFT/TRANSFER TO A MINOR
    Complete A only                 Complete A & B                  Complete C only

/ / TRUST                       / / CORPORATION                 / / PARTNERSHIP OR OTHER ENTITY
    Complete D only                 Complete E only                 Complete E only
------------------------------------------------------------------------------------------------------------------------------------

 A                                                                       -        -                                 /      /
    ------------------------------------------------------------------------------------------------------------------------------
    FIRST NAME, MIDDLE NAME, LAST NAME                             SOCIAL SECURITY NUMBER                     BIRTHDATE (MM DD YY)
                                                              (Required to open your account)

 B                                                                       -        -                                 /      /
    ------------------------------------------------------------------------------------------------------------------------------
    FIRST NAME, MIDDLE NAME, LAST NAME                             SOCIAL SECURITY NUMBER                     BIRTHDATE (MM DD YY)
                                                              (Required to open your account)

    JOINT TENANTS WILL HAVE RIGHTS OF SURVIVORSHIP UNLESS OTHERWISE SPECIFIED.
------------------------------------------------------------------------------------------------------------------------------------

 C  CUSTODIAN'S NAME (ONLY ONE PERMITTED)
                                         -----------------------------------------------------------------------------------------

    AS CUSTODIAN FOR MINOR'S NAME (ONLY ONE PERMITTED)
                                                      ----------------------------------------------------------------------------

                                                                              -        -                           /      /
    UNDER THE _____UNIFORM GIFTS        _____UNIFORM TRANSFERS      ------------------------------            --------------------
              State TO MINOR'S ACT, OR  State  TO MINORS ACT.       MINOR'S SOCIAL SECURITY NUMBER            BIRTHDATE (MM DD YY)
                                                                    (Required to open your account)
------------------------------------------------------------------------------------------------------------------------------------

 D  NAME OF TRUSTEE
                    --------------------------------------------------------------------------------------------------------------

    NAME OF SECOND TRUSTEE (IF ANY)
                                    ----------------------------------------------------------------------------------------------

    NAME OF TRUST
                  ----------------------------------------------------------------------------------------------------------------

    -------------------------------------------------------         --------------------------------------------------------------
    DATE OF TRUST (MM DD YY)(Required to open your account)         TAXPAYER IDENTIFICATION NUMBER (Required to open your account)
------------------------------------------------------------------------------------------------------------------------------------

 E
    ------------------------------------------------------------------------------------------------------------------------------
    NAME OF CORPORATION OR OTHER ENTITY. IF OTHER ENTITY, PLEASE SPECIFY TYPE IN THE SPACE BELOW, E.G., PARTNERSHIP, CLUB, ETC.


    ----------------------------------------------------------------  ------------------------------------------------------------
    TAXPAYER IDENTIFICATION NUMBER (Required to open your account)    BUSINESS TYPE
------------------------------------------------------------------------------------------------------------------------------------

 2  YOUR MAILING ADDRESS

    ------------------------------------------------------------------------------------------------------------------------------
    STREET ADDRESS AND APARTMENT OR BOX NUMBER

    ------------------------------------------------------------------------------------------------------------------------------
    CITY                                                  STATE                               ZIP CODE

    I AM A CITIZEN OF / / U.S.  / / OTHER                                 (      )                      (      )
                                           --------------------------     --------------------------    --------------------------
                                             PLEASE SPECIFY COUNTRY       AREA CODE   DAY PHONE         AREA CODE   EVENING PHONE
------------------------------------------------------------------------------------------------------------------------------------

 3  YOUR INITIAL INVESTMENT (MINIMUM $250.)

    I HAVE ENCLOSED A CHECK (DO NOT SEND CASH) MADE PAYABLE TO PAX WORLD MONEY MARKET.    $ AMOUNT ($250 MINIMUM)_________________
------------------------------------------------------------------------------------------------------------------------------------

 4  CHOOSE HOW YOU WISH TO RECEIVE ANY DIVIDENDS AND CAPITAL GAINS.

    IF NOT COMPLETED, OPTION A WILL BE ASSIGNED.
    A. / / I WOULD LIKE ALL DIVIDENDS AND CAPITAL GAINS REINVESTED IN MY ACCOUNT.
    B. / / I WOULD LIKE ALL DIVIDENDS AND CAPITAL GAINS PAID TO ME IN CASH.
    C. / / I WOULD LIKE ALL DIVIDENDS PAID TO ME IN CASH AND CAPITAL GAINS REINVESTED IN MY ACCOUNT.
------------------------------------------------------------------------------------------------------------------------------------

 5  TELEPHONE PURCHASES/EXCHANGES/REDEMPTIONS;
    AUTOMATIC INVESTMENT PLAN

 A  / / I hereby authorize the Fund and transfer agent to honor telephoned instructions to purchase/exchange/redeem shares, when directed, and, as specified by transmitting the proceeds, if applicable, to me at my address of record or by crediting/debiting my preauthorized bank account. I hereby ratify any such instructions and agree to indemnify the Fund and its transfer agent from all loss, liability, cost, damage and expense for acting upon such instructions.

    / / I want this privilege for MY REPRESENTATIVE OF RECORD to have authority to give instructions for telephone purchases/exchanges/redemptions. The name of my current representative of record for third party administration is
        (name, institution, if any):
                                     ---------------------------------------------------------------------------------------------

    / / I would like to invest in Pax World Money Market automatically by completing the following information and returning it to the Fund. I understand I will receive a confirmation of each transaction and the deduction from my bank account will appear on my bank statement.

        Please invest the amount indicated below (minimum $50) in Pax World Money Market.

        Investments of $                             on the 20th day of every  / / month  / / quarter beginning
                        -----------------------------                                                          -------------------

        Your automatic investment program normally becomes active 20 business days after your application is processed.

 B  PLEASE ATTACH A VOIDED UNSIGNED CHECK OR SAVINGS DEPOSIT SLIP FOR THE BANK ACCOUNT TO BE CREDITED/DEBITED IN CONNECTION WITH
    TELEPHONE PURCHASES/REDEMPTIONS OR AUTOMATIC INVESTMENTS.

        Bank Name
                 -----------------------------------------------------------------------------------------------------------------

        Name on Bank Account
                            ------------------------------------------------------------------------------------------------------
        (Note: One common name must appear on both your Pax World account registration and bank account registration).

        Your Bank Account Number
                                --------------------------------------------------------------------------------------------------

        Your Signature
                      ------------------------------------------------------------------------------------------------------------

        Signature (If Joint Account)
                                    ----------------------------------------------------------------------------------------------
        This is a  / / Checking  / / Savings Account

    As a convenience to me, you are hereby requested and authorized to pay and charge to my account debits drawn on my account by and payable to the order of Pax World Fund Family. This authority is to remain in effect until revoked by me in writing and, until you actually receive such notice, I agree you shall be fully protected in honoring any such check. I further agree that if any such check is dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever. This option, if exercised, shall become a part of the account application and the terms, representations and conditions thereof.
------------------------------------------------------------------------------------------------------------------------------------

 6  YOUR SIGNATURE                                                 ---------------------------------------------------------------
                                                                    7  CHECKWRITING
    All registered owners or legal representatives must sign           After you have completed and returned this Checkwriting
    this section before the Fund can open your account.                signature card, the Fund will mail your checks, pre-printed with your name and address, to you.
    The undersigned warrant(s) that the undersigned has (have)
    full authority and is (are) of legal age to purchase shares        Indicate number of required signatures
    of Pax World Money Market  and has (have) received and read                                              ---------------------
    a current Prospectus of the Fund and agree(s) to its terms.        If left blank, only one signature will be required on all
    The Fund and its Transfer Agent will not be liable for             checks.
    acting upon instructions or inquiries believed to be
    genuine.                                                           By signing below: I/we authorize PNC Bank to honor checks
                                                                       drawn by me/us on this account. The minimum check amount
    Taxpayer Identification Number Certification: As required          is $250.
    by Federal law, I/we certify under penalties of perjury
    that (1) the Social Security Number or Taxpayer                    I/we accept the checkwriting terms and conditions on the
    Identification Number listed above is correct, and (2) I/WE        reverse side.
    HAVE NOT been notified by the IRS that I/we are subject to
    backup withholding. It is understood that failure to               1)
    supply correct numbers above may subject me/us to a                  ---------------------------------------------------------
    penalty of $50 for each failure.                                   Owner's or Custodian's Name (first, middle initial, last)

    Check this box if you ARE subject to 31% backup
    withholding. / /                                                     ---------------------------------------------------------
                                                                       Signature                           Date of Birth (m, d, y)
    / / I/we do not have a SSN or TIN, but have applied for
        one and will provide it within 60 days. I/we understand        2)
        that failure to do so will result in a 31% backup                ---------------------------------------------------------
        withholding.                                                   Joint Owner's Name (first, middle initial, last)

    ---------------------------------------------------------            ---------------------------------------------------------
    Signature                                  Date                    Signature                           Date of Birth (m, d, y)
                                                                   ---------------------------------------------------------------
    ---------------------------------------------------------
    Signature                                  Date

    ---------------------------------------------------------
    Dealer No. (If applicable)        Dealer Name
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

 -  UNFOLD HERE FOR NEW ACCOUNT APPLICATION

NEW ACCOUNT INSTRUCTIONS

1. TYPE OF ACCOUNT. An account may be registered as only one of the following:

- Individual                                           -
                                                      |  Supply the Social Security
- Joint Tenants                                      /   Number of the registered
                                                     \   account owner who is to be
- A Custodial Account under the Uniform Gifts         |  taxed.
   to Minors Account                                   -

                                                       -
- A Trust                                             |  Supply the Taxpayer Identifica-
                                                     /   tion Number of the legal entity
- A Corporation, Partnership,                        \   or organization that will report
   Organization, Fiduciary, etc.                      |  income and/or gains.
                                                       -

Please check the box that corresponds to the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

2. YOUR MAILING ADDRESS. Please complete all information requested as it is required to open your account.

3. YOUR INITIAL INVESTMENT. An initial investment of at least $250 is required to open an account. Additional purchases must be at least in the amount of $50.

4. RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. Check the option you prefer for receiving your dividend and capital gain distributions. If you do not select an option, all dividends and capital gains will be reinvested in your account.

5. TELEPHONE/PURCHASES/EXCHANGES/REDEMPTIONS; AUTOMATIC INVESTMENT PLAN. In this section you can authorize telephone privileges for yourself and/or your representative of record. With the Fund's Automatic Investment Plan, you can have $50 or more automatically withdrawn from your bank account and
----------------------------------------------------------------   invested in your Pax World account monthly or quarterly. If you check any of the boxes in Section 5A, be sure to include
 The Checkwriting privilege allows you to withdraw money from      your bank account information in Section 5B.
 your Pax World Money Market account with ease and is available
 to individual, joint tenant and gift to minor money market        6. YOUR SIGNATURE(S). Please be sure to sign this application.
 accounts.                                                         If the account is registered in the name of:
                                                                   - an individual - the individual must sign.
 Checkwriting privileges will be subject to the customary rules    - joint tenants - both must sign.
 and regulations governing checking accounts and may be            - a custodian for a minor - the custodian must sign.
 terminated by the Fund or PNC Bank. Neither the Fund nor PNC      - a trustee or other fiduciary - the fiduciary(s) must sign and
 Bank shall incur liability for honoring such checks, for          indicate capacity.
 effecting redemptions to pay for such checks, or for returning    - a corporation or other organization - an officer must sign
 checks which have not been accepted.                              and indicate capacity.

 When a payable check is presented to the Custodian for            ANY QUESTIONS? Call a Pax World service representative at
 payment, a sufficient number of full and fractional shares        1-800-767-1729 (toll free) for assistance.
 from the shareholder's account to cover the amount of the
 check will be redeemed at the net asset value next determined.    Please return your completed application in the self-addressed
 If there are insufficient shares in the shareholder's account,    envelope. If envelope is missing, mail to:
 the check may be returned. Checks presented for payment which
 would require the redemption of shares purchased by check or           PAX WORLD FUND FAMILY
 by electronic funds transfer within the previous 10 business           P.O. BOX 8930
 days may not be honored. Generally, there is no charge to you          WILMINGTON, DE 19899-8930
 for the clearance of checks, but the Fund does reserve the
 right to charge a service fee for checks returned for
 insufficient funds, stop payment, or check copy services.

 This checkwriting procedure for redemption enables shareholders to receive the daily dividends declared on the shares to be redeemed until such time as the check is presented for payment.

----------------------------------------------------------------
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